Document and Entity Information	May 23, 2025
Prospectus:
Entity Central Index Key	0002043954
Document Type	497
Entity Registrant Name	REX ETF TRUST
Document Period End Date	May 23, 2025
Document Creation Date	May 23, 2025
Document Effective Date	May 23, 2025
Prospectus Date	May 23, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
REX COIN Growth & Income ETF | REX COIN Growth & Income ETF
Prospectus:
Trading Symbol	COII
REX MSTR Growth & Income ETF | REX MSTR Growth & Income ETF
Prospectus:
Trading Symbol	MSII
REX NVDA Growth & Income ETF | REX NVDA Growth & Income ETF
Prospectus:
Trading Symbol	NVII
REX TSLA Growth & Income ETF | REX TSLA Growth & Income ETF
Prospectus:
Trading Symbol	TSII